Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Taxes [Abstract]
Tax percentage	27.00%
Income tax rate percentage	17.00%	17.00%	17.00%
Exemption taxes decreased		$ 4,266,324	$ 1,741,872
Net income per share basic and diluted		$ 0.09	$ 0.03
Taxable profit	100.00%